Event occurring after the reporting period	6 Months Ended
Jun. 30, 2024
Event occurring after the reporting period
Event occurring after the reporting period

19.Event occurring after the reporting period

No events occurring subsequent to the half year end date that would require material adjustment to, or disclosure in these financial statements were identified.